Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Key Economic Variables or Assumptions (Detail)	12 Months Ended
Dec. 31, 2022
Base case [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	1.00%
Interest rates	67.97%
CPI	107.45%
Downside [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(3.01%)
Interest rates	88.19%
CPI	170.55%
Favourable [Member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	2.48%
Interest rates	58.72%
CPI	85.82%
Probability of default [member] | Base case [member]
Disclosure of external credit grades [line items]
GDP growth	70.00%
Interest rates	70.00%
CPI	70.00%
Probability of default [member] | Downside [member]
Disclosure of external credit grades [line items]
GDP growth	20.00%
Interest rates	20.00%
CPI	20.00%
Probability of default [member] | Favourable [Member]
Disclosure of external credit grades [line items]
GDP growth	10.00%
Interest rates	10.00%
CPI	10.00%